Exhibit 99
Ford Credit Auto Owner Trust 2013-B
Monthly Investor Report

Collection Period	January 2016
Payment Date	2/16/2016
Transaction Month	33
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,353,141,752.88	60,549	55.6 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$292,200,000.00	0.21000%	May 15, 2014
Class A-2 Notes	$434,800,000.00	0.380%	February 15, 2016
Class A-3 Notes	$406,400,000.00	0.570%	October 15, 2017
Class A-4 Notes	$116,330,000.00	0.760%	August 15, 2018
Class B Notes	$39,460,000.00	1.110%	October 15, 2018
Class C Notes	$26,310,000.00	1.320%	January 15, 2019
Class D Notes	$26,310,000.00	1.820%	November 15, 2019
Total	$1,341,810,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,021,806.45

Principal:
Principal Collections	$10,910,188.09
Prepayments in Full	$5,561,748.40
Liquidation Proceeds	$167,021.35
Recoveries	$65,233.32
Sub Total	$16,704,191.16
Collections	$17,725,997.61

Purchase Amounts:
Purchase Amounts Related to Principal	$422,842.09
Purchase Amounts Related to Interest	$2,884.13
Sub Total	$425,726.22

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$18,151,723.83

Ford Credit Auto Owner Trust 2013-B
Monthly Investor Report

Collection Period	January 2016
Payment Date	2/16/2016
Transaction Month	33
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$18,151,723.83
Servicing Fee	$238,760.96	$238,760.96	$0.00	$0.00	$17,912,962.87
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$17,912,962.87
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$17,912,962.87
Interest - Class A-3 Notes	$33,809.04	$33,809.04	$0.00	$0.00	$17,879,153.83
Interest - Class A-4 Notes	$73,675.67	$73,675.67	$0.00	$0.00	$17,805,478.16
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$17,805,478.16
Interest - Class B Notes	$36,500.50	$36,500.50	$0.00	$0.00	$17,768,977.66
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$17,768,977.66
Interest - Class C Notes	$28,941.00	$28,941.00	$0.00	$0.00	$17,740,036.66
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$17,740,036.66
Interest - Class D Notes	$39,903.50	$39,903.50	$0.00	$0.00	$17,700,133.16
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$17,700,133.16
Regular Principal Payment	$16,716,948.01	$16,716,948.01	$0.00	$0.00	$983,185.15
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$983,185.15
Residual Released to Depositor	$0.00	$983,185.15	$0.00	$0.00	$0.00
Total		$18,151,723.83

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$16,716,948.01
Total					$16,716,948.01
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$16,716,948.01	$41.13	$33,809.04	$0.08	$16,750,757.05	$41.21
Class A-4 Notes	$0.00	$0.00	$73,675.67	$0.63	$73,675.67	$0.63
Class B Notes	$0.00	$0.00	$36,500.50	$0.93	$36,500.50	$0.93
Class C Notes	$0.00	$0.00	$28,941.00	$1.10	$28,941.00	$1.10
Class D Notes	$0.00	$0.00	$39,903.50	$1.52	$39,903.50	$1.52
Total	$16,716,948.01	$12.46	$212,829.71	$0.16	$16,929,777.72	$12.62

Ford Credit Auto Owner Trust 2013-B
Monthly Investor Report

Collection Period	January 2016
Payment Date	2/16/2016
Transaction Month	33

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$71,176,927.73	0.1751401	$54,459,979.72	0.1340059
Class A-4 Notes	$116,330,000.00	1.0000000	$116,330,000.00	1.0000000
Class B Notes	$39,460,000.00	1.0000000	$39,460,000.00	1.0000000
Class C Notes	$26,310,000.00	1.0000000	$26,310,000.00	1.0000000
Class D Notes	$26,310,000.00	1.0000000	$26,310,000.00	1.0000000
Total	$279,586,927.73	0.2083655	$262,869,979.72	0.1959070

Pool Information
Weighted Average APR	4.327%	4.335%
Weighted Average Remaining Term	28.77	27.95
Number of Receivables Outstanding	24,546	23,749
Pool Balance	$286,513,153.34	$269,267,935.85
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$279,586,927.73	$262,869,979.72
Pool Factor	0.2117392	0.1989946

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$6,765,708.76
Targeted Credit Enhancement Amount	$6,765,708.76
Yield Supplement Overcollateralization Amount	$6,397,956.13
Targeted Overcollateralization Amount	$6,397,956.13
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$6,397,956.13

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$6,765,708.76
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$6,765,708.76
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$6,765,708.76

Ford Credit Auto Owner Trust 2013-B
Monthly Investor Report

Collection Period	January 2016
Payment Date	2/16/2016
Transaction Month	33
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		92	$183,417.56
(Recoveries)		86	$65,233.32
Net Loss for Current Collection Period			$118,184.24
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.4950%

Preceding and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Preceding Collection Period			0.6367%
Second Preceding Collection Period			0.4831%
Preceding Collection Period			0.9252%
Current Collection Period			0.5103%
Four Month Average (Current and Preceding Three Collection Periods)			0.6388%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		3,898	$8,016,772.27
(Cumulative Recoveries)			$1,357,785.28
Cumulative Net Loss for All Collection Periods			$6,658,986.99
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.4921%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,056.64
Average Net Loss for Receivables that have experienced a Realized Loss			$1,708.31

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	2.35%	402	$6,329,213.71
61-90 Days Delinquent	0.28%	48	$762,495.87
91-120 Days Delinquent	0.08%	11	$212,153.37
Over 120 Days Delinquent	0.35%	53	$945,205.30
Total Delinquent Receivables	3.06%	514	$8,249,068.25

Repossession Inventory:
Repossessed in the Current Collection Period		11	$170,836.52
Total Repossessed Inventory		23	$454,014.57

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.4810%
Preceding Collection Period			0.4889%
Current Collection Period			0.4716%
Three Month Average			0.4805%

Ford Credit Auto Owner Trust 2013-B
Monthly Investor Report

Collection Period	January 2016
Payment Date	2/16/2016
Transaction Month	33

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 3, 2016

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer